CONSOLIDATED CONDENSED BALANCE SHEETS (Unaudited) (Q1) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Allowance for credit loss	$ 3,526	$ 3,121	$ 941
Preferred stock par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	100,000,000	100,000,000	100,000,000
Preferred stock issued (in shares)	0	0	0
Preferred stock outstanding (in shares)	0	0	0
Common stock par value (usd per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	600,000,000	600,000,000
Common stock outstanding (in shares)		0
Class A Common Stock
Preferred stock issued (in shares)		32,393,000
Common stock par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock issued (in shares)	33,687,000		0
Common stock outstanding (in shares)	33,687,000	32,392,576	0
Class B Common Stock
Preferred stock issued (in shares)		25,999,000
Common stock par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	60,000,000	60,000,000	60,000,000
Common stock issued (in shares)	25,999,000		0
Common stock outstanding (in shares)	25,999,000	25,999,464	0
Class C common stock
Common stock par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	40,000,000	40,000,000	40,000,000
Common stock issued (in shares)	0	0	0
Common stock outstanding (in shares)	0	0	0